Debt - Schedule of Long-Term Debt (Details) - USD ($)	3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Sep. 13, 2022	Feb. 11, 2022
Debt Instrument [Line Items]
Amortization of deferred financing costs				$ 2,313,000	$ 2,885,000	$ 3,735,000	$ 2,913,000	$ 1,072,000
Total	$ 29,686,000	$ 18,601,000		$ 84,260,000	$ 42,731,000	$ 67,182,000	$ 21,015,000	$ 3,725,000
Weighted average interest rate (excluding unused fees and financing costs)	6.64%	4.37%		6.45%	3.47%	4.05%	2.12%	1.93%
CIBC Substriction Facility | Line of Credit
Debt Instrument [Line Items]
Borrowing interest expense	$ 0	$ 2,271,000		$ 0	$ 5,450,000	$ 8,312,000	$ 6,379,000	$ 2,247,000
Facility unused commitment fees	0	6,000		0	19,000	26,000	92,000	406,000
Amortization of deferred financing costs	0	327,000		0	1,125,000	1,347,000	1,375,000	1,072,000
Total	$ 0	$ 2,604,000		$ 0	$ 6,594,000	$ 9,685,000	$ 7,846,000	$ 3,725,000
Weighted average interest rate (excluding unused fees and financing costs)	0.00%	3.76%		0.00%	2.57%	3.13%	1.77%	1.93%
Weighted average outstanding balance	$ 0	$ 236,491,000		$ 0	$ 279,562,000	$ 262,184,000	$ 354,810,000	$ 114,431,000
BNP Funding Facility | Line of Credit
Debt Instrument [Line Items]
Borrowing interest expense	6,904,000	4,517,000		20,862,000	10,665,000	15,376,000	8,559,000
Facility unused commitment fees	209,000	128,000		455,000	209,000	507,000	69,000
Amortization of deferred financing costs	297,000	289,000		840,000	855,000	1,145,000	1,073,000	147,000
Total	$ 7,410,000	$ 4,934,000		$ 22,157,000	$ 11,729,000	$ 17,028,000	$ 9,701,000	$ 147,000
Weighted average interest rate (excluding unused fees and financing costs)	7.77%	4.57%		7.34%	3.37%	3.90%	2.48%
Weighted average outstanding balance	$ 347,446,000	$ 386,962,000		$ 374,927,000	$ 417,700,000	$ 389,216,000	$ 340,437,000
Truist Credit Facility | Line of Credit
Debt Instrument [Line Items]
Borrowing interest expense	10,613,000	4,018,000	$ 2,145,000	27,086,000	7,485,000	11,959,000
Facility unused commitment fees	531,000	568,000	858,000	1,723,000	1,863,000	2,487,000
Amortization of deferred financing costs	518,000	267,000	465,000	1,473,000	905,000	1,243,000
Total	$ 11,662,000	$ 4,853,000	$ 3,468,000	$ 30,282,000	$ 10,253,000	$ 15,689,000
Weighted average interest rate (excluding unused fees and financing costs)	7.26%	4.05%	2.09%	6.91%	3.05%	3.68%
Weighted average outstanding balance	$ 572,225	$ 388,313	$ 218,189,000	$ 516,745	$ 323,300	$ 320,955,000
2027 Notes | Senior Notes
Debt Instrument [Line Items]
Borrowing interest expense	4,781,000	4,781,000		14,344,000	12,219,000	17,000,000
Accretion of original issuance discount	54,000	54,000		160,000	136,000	190,000
Amortization of debt issuance costs	283,000	279,000		839,000	704,000	996,000
Total	$ 5,118,000	$ 5,114,000		$ 15,343,000	$ 13,059,000	$ 18,186,000
Stated interest rate	4.50%	4.50%		4.50%	4.50%	4.50%				4.50%
2025 Notes | Senior Notes
Debt Instrument [Line Items]
Borrowing interest expense	$ 5,191,000	$ 1,038,000		$ 15,572,000	$ 1,038,000	$ 6,229,000
Amortization of debt issuance costs	305,000	58,000		906,000	58,000	365,000
Total	$ 5,496,000	$ 1,096,000		$ 16,478,000	$ 1,096,000	$ 6,594,000
Stated interest rate	7.55%	7.55%		7.55%	7.55%	7.55%			7.55%